Organization and Principal Activities (Details) - Schedule of financial statement amounts and balances of the VIE and its subsidiaries - USD ($)	Jun. 30, 2021	Jun. 30, 2019
Schedule of financial statement amounts and balances of the VIE and its subsidiaries [Abstract]
Total assets	$ 33,067,159	$ 21,514,514
Total liabilities	$ 14,874,342	$ 9,178,871